SEGMENTED REPORTING - Disclosure of operating segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Disclosure of operating segments [line items]
Assets	$ 51,199	$ 37,415
Liabilities	31,726	41,558
Total Comprehensive Loss/(Income)	8,165	11,615	$ 16,671
Canada [Member]
Disclosure of operating segments [line items]
Assets	7,038	2,101
Liabilities	29,625	40,922
Total Comprehensive Loss/(Income)	15,202	10,681
South Africa [Member]
Disclosure of operating segments [line items]
Assets	44,161	35,314
Liabilities	2,101	636
Total Comprehensive Loss/(Income)	$ (7,037)	$ 934